Operating costs - Summary of research and development expenditure by program (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating costs
Total research and development expenditure	€ (427,320)	€ (322,875)	€ (218,502)
Filgotinib program
Operating costs
Total research and development expenditure	(100,032)	(66,138)	(53,212)
IPF program on GLPG1690
Operating costs
Total research and development expenditure	(75,951)	(72,718)	(16,190)
OA program on GLPG1972
Operating costs
Total research and development expenditure	(19,958)	(15,751)	(7,317)
Toledo Program
Operating costs
Total research and development expenditure	(47,204)	(20,967)	(8,075)
CF program
Operating costs
Total research and development expenditure	(3,897)	(30,137)	(46,192)
AtD program on MOR106
Operating costs
Total research and development expenditure	(24,051)	(14,999)	(8,404)
Other programs
Operating costs
Total research and development expenditure	€ (156,227)	€ (102,165)	€ (79,113)